Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Borrowings [Abstract]
Interest expenses on short-term borrowings	$ 47,176	$ 165,247	$ 192,198